Income Tax Note: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Jan. 31, 2013
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	January 31, 2013	January 31, 2012
Deferred income tax assets
Federal loss carryforwards	$1,002,407	$824,272
Foreign loss carryforwards	477,224	471,928
Mineral properties	55,134	40,997
	1,534,765	1,337,197
Valuation allowance	(1,534,765)	(1,337,197)
	$--	$--